Note 15 - Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of compensation for key management personnel [text block]
	2018	2017	2016
Short-term benefits	$2,800,188	$2,176,345	$1,742,021
Director fees	276,410	116,398	45,540
	3,076,598	2,292,743	1,787,561
Stock-based compensation	2,737,711	1,083,160	83,270
	$5,814,309	$3,375,903	$1,870,831